Preferred-Plus ETF
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Value
CLOSED-END FUNDS - 0.2%
Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (a)	1,318	$25,068
TOTAL CLOSED-END FUNDS (Cost $30,562)		25,068

PREFERRED STOCKS - 108.1%
Agriculture - 2.1%
CHS, Inc.
Series 2, 7.100% (3 Month LIBOR USD + 4.298%), 03/31/2024 (a)(f)(g)	4,443	108,098
Series 4, 7.500%, 01/21/2025 (a)(g)	5,156	133,902
		242,000
Auto Manufacturers - 2.7%
Ford Motor Co.
6.000%, 12/01/2059 (a)(h)	7,908	169,310
6.200%, 06/01/2059 (a)(h)	6,642	144,995
		314,305
Banks - 49.2% (e)
Bank of America Corp.
Series HH, 5.875%, 07/24/2023 (g)	6,642	154,094
Series LL, 5.000%, 09/17/2024 (g)	6,770	131,677
Series SS, 4.750%, 02/17/2027 (g)	5,098	95,893
Citigroup Capital XIII
10.875% (3 Month LIBOR USD + 6.370%), 10/30/2040 (a)(f)(h)	4,631	131,520
Citigroup, Inc.
Series J, 7.125% (3 Month LIBOR USD + 4.040%), 09/30/2023 (f)(g)	6,770	170,333
Series K, 6.875% (3 Month LIBOR USD + 4.130%), 11/15/2023 (a)(f)(g)	11,259	281,813
Citizens Financial Group, Inc.
Series D, 6.350% (3 Month LIBOR USD + 3.642%), 04/06/2024 (f)(g)	6,770	159,095
ConnectOne Bancorp, Inc.
Series A, 5.250% (5 Year CMT Rate + 4.420%), 09/01/2026 (a)(f)(g)	5,632	114,836
Dime Community Bancshares, Inc.
5.500%, 02/15/2025 (a)(g)	6,770	125,042
Fifth Third Bancorp
Series I, 6.625% (3 Month LIBOR USD + 3.710%), 12/31/2023 (f)(g)	7,030	172,376
Series K, 4.950%, 09/30/2024 (a)(g)	4,504	89,539
First Citizens BancShares, Inc.
Series A, 5.375%, 03/15/2025 (a)(g)	5,068	98,725
First Republic Bank
Series I, 5.500%, 06/30/2023 (g)	3,385	71,762
JPMorgan Chase & Co.
Series DD, 5.750%, 12/01/2023 (g)	10,180	238,110
Series EE, 6.000%, 03/01/2024 (g)	5,088	125,979
Series LL, 4.625%, 06/01/2026 (g)	5,068	95,481
KeyCorp
Series E, 6.125% (3 Month LIBOR USD + 3.892%), 12/15/2026 (a)(f)(g)	5,642	130,782
6.200% (5 Year CMT Rate + 3.132%), 12/15/2027 (f)(g)	6,117	150,050
Midland States Bancorp, Inc.
7.750% (5 Year CMT Rate + 4.713%), 09/30/2027 (f)(g)	2,039	52,953
Morgan Stanley
Series E, 7.125% (3 Month LIBOR USD + 4.320%), 10/15/2023 (f)(g)	6,156	154,823
Series F, 6.875% (3 Month LIBOR USD + 3.940%), 1/15/2024 (a)(f)(g)	6,964	173,961
Series K, 5.850% (3 Month LIBOR USD + 3.491%), 04/15/2027 (a)(f)(g)	7,862	180,905
Series P, 6.500%, 10/15/2027 (g)	5,301	133,850
Old National Bancorp
Series C, 7.000%, 08/20/2025 (a)(g)	6,770	169,859
PacWest Bancorp
Series A, 7.750% (5 Year CMT Rate + 4.820%), 09/01/2027 (f)(g)	6,372	159,300
Regions Financial Corp.
Series B, 6.375% (3 Month LIBOR USD + 3.536%), 09/15/2024 (a)(f)(g)	6,701	160,757
Series C, 5.700% (3 Month LIBOR USD + 3.148%), 05/15/2029 (a)(f)(g)	6,770	154,221
State Street Corp.
Series D, 5.900% (3 Month LIBOR USD + 3.108%), 03/15/2024 (f)(g)	5,642	135,972
Series G, 5.350% (3 Month LIBOR USD + 3.709%), 03/15/2026 (f)(g)	4,443	104,455
Synovus Financial Corp.
Series D, 6.300% (3 Month LIBOR USD + 3.352%), 06/21/2023 (a)(f)(g)	7,883	187,931
Series E, 5.875% (5 Year CMT Rate + 4.127%), 07/01/2024 (f)(g)	11,108	241,599
The Goldman Sachs Group, Inc.
Series J, 5.500% (3 Month LIBOR USD + 3.640%), 05/10/2023 (f)(g)	6,770	166,880
Series K, 6.375% (3 Month LIBOR USD + 3.550%), 05/10/2024 (f)(g)	1,352	33,489
Truist Financial Corp.
Series R, 4.750%, 09/01/2025 (a)(g)	7,208	137,601
US Bancorp
Series K, 5.500%, 10/15/2023 (g)	6,770	151,039
Wells Fargo & Co.
Series L, 7.500%, 3/15/2023 (a)(g)	71	84,135
Series Q, 5.850% (3 Month LIBOR USD + 3.090%), 09/15/2023 (a)(f)(g)	6,795	156,353
Series R, 6.625% (3 Month LIBOR USD + 3.690%), 03/15/2024 (f)(g)	5,088	125,826
WesBanco, Inc.
Series A, 6.750% (5 Year CMT Rate + 6.557%), 11/15/2025 (f)(g)	5,642	141,727
Wintrust Financial Corp.
Series E, 6.875% (5 Year CMT Rate + 6.507%), 07/15/2025 (f)(g)	6,770	176,358
		5,721,101
Distribution & Wholesale - 1.8%
WESCO International, Inc.
Series A, 10.625% (5 Year CMT Rate + 10.325%), 06/22/2025 (a)(f)(g)	7,848	205,775

Diversified Financial Services - 5.2%
Air Lease Corp.
Series A, 6.150% (3 Month LIBOR USD + 3.650%), 03/15/2024 (a)(f)(g)	6,770	162,615
B Riley Financial, Inc.
5.000%, 12/31/2026 (h)	2,821	59,227
Capital One Financial Corp.
Series I, 5.000%, 12/01/2024 (a)(g)	5,712	102,816
Series J, 4.800%, 06/01/2025 (a)(g)	3,432	59,717
Stifel Financial Corp.
Series D, 4.500%, 08/15/2026 (g)	3,385	54,668
Synchrony Financial
Series A, 5.625%, 11/15/2024 (a)(g)	9,981	171,174
		610,217
Electric - 9.6%
Algonquin Power & Utilities Corp. (b)
Series 19-A, 6.200% (3 Month LIBOR USD + 4.010%), 07/01/2079 (f)(h)	6,770	144,336
6.875% (3 Month LIBOR USD + 3.677%), 10/17/2078 (f)(h)	3,385	77,855
CMS Energy Corp.
5.875%, 03/01/2079 (h)	3,385	75,824
Duke Energy Corp.
5.625%, 09/15/2078 (a)(h)	6,631	151,187
National Rural Utilities Cooperative Finance Corp.
Series US, 5.500%, 05/15/2064 (a)(h)	5,642	135,859
SCE Trust III
Series H, 5.750% (3 Month LIBOR USD + 2.990%), 03/15/2024 (f)(g)	5,642	104,603
SCE Trust IV
Series J, 5.375% (3 Month LIBOR USD + 3.132%), 09/15/2025 (a)(f)(g)	5,642	102,120
SCE Trust V
Series K, 5.450% (3 Month LIBOR USD + 3.790%), 03/15/2026 (a)(f)(g)	5,642	109,681
Sempra Energy
5.750%, 07/01/2079 (h)	6,770	146,435
The Southern Co.
Series 2020, 4.950%, 01/30/2080 (h)	3,385	66,481
		1,114,381
Gas - 1.3%
NiSource, Inc.
Series B, 6.500% (5 Year CMT Rate + 3.632%), 03/15/2024 (a)(f)(g)	6,281	152,566

Insurance - 17.3%
American Equity Investment Life Holding Co.
Series A, 5.950% (5 Year CMT Rate + 4.322%), 12/01/2024 (a)(f)(g)	8,396	168,844
Series B, 6.625% (5 Year CMT Rate + 6.297%), 09/01/2025 (a)(f)(g)	7,908	177,851
Aspen Insurance Holdings Ltd. (b)
5.625% 10/01/2024 (g)	3,385	60,964
Athene Holding Ltd. (b)
Series A, 6.350% (3 Month LIBOR USD + 4.253%), 6/30/2029 (a)(f)(g)	11,267	241,677
Series C, 6.375% (5 Year CMT Rate + 5.970%), 06/30/2025 (f)(g)	4,483	107,323
Brighthouse Financial, Inc.
Series B, 6.750%, 06/25/2025 (a)(g)	7,908	182,042
6.250%, 09/15/2023 (a)(h)	3,832	96,452
Enstar Group Ltd. (b)
Series D, 7.000% (3 Month LIBOR USD + 4.015%), 09/01/2028 (a)(f)(g)	6,770	144,878
Equitable Holdings, Inc.
Series A, 5.250%, 12/15/2024 (a)(g)	5,737	107,913
Kemper Corp.
5.875% (5 Year CMT Rate + 4.140%), 03/15/2062 (f)(h)	5,068	92,998
MetLife, Inc.
Series E, 5.625%, 06/15/2023 (g)	6,270	144,335
Prudential Financial, Inc.
5.625%, 08/15/2058 (h)	3,257	79,731
The Allstate Corp.
5.100% (3 Month LIBOR USD + 3.165%), 01/15/2053 (f)(h)	6,770	167,828
Unum Group
6.250%, 06/15/2058 (h)	3,385	81,003
Voya Financial, Inc.
Series B, 5.350% (5 Year CMT Rate + 3.210%), 09/15/2029 (f)(g)	7,262	158,239
		2,012,078
Investment Companies - 0.6%
Oaktree Capital Group LLC
Series B, 6.550%, 09/15/2023 (g)	3,385	72,337

Pipelines - 3.8%
Enbridge, Inc. (b)
Series B, 6.375% (3 Month LIBOR USD + 3.593%), 04/15/2078 (a)(f)(h)	6,701	163,505
Energy Transfer LP
Series E, 7.600% (3 Month LIBOR USD + 5.161%), 05/15/2024 (a)(f)(g)	7,908	173,106
NuStar Logistics LP
10.813% (3 Month LIBOR USD + 6.734%), 01/15/2043 (f)(h)	4,326	104,689
		441,300
Real Estate Investment Trusts - 10.9%
AGNC Investment Corp.
Series F, 6.125% (3 Month LIBOR USD + 4.697%), 04/15/2025 (f)(g)	7,904	152,389
Annaly Capital Management, Inc.
Series F, 9.723% (3 Month LIBOR USD + 4.993%), 02/01/2023 (f)(g)	3,224	78,601
Series I, 6.750% (3 Month LIBOR USD + 4.989%), 06/30/2024 (f)(g)	3,349	74,884
Arbor Realty Trust, Inc.
Series F, 6.250% (SOFR + 5.440%), 10/12/2026 (f)(g)	7,852	142,200
Chimera Investment Corp.
Series B, 8.000% (3 Month LIBOR USD + 5.791%), 03/30/2024 (f)(g)	3,958	78,408
Hudson Pacific Properties, Inc.
Series C, 4.750%, 11/16/2026 (g)	3,257	40,810
KKR Real Estate Finance Trust, Inc.
Series A, 6.500%, 04/16/2026 (a)(g)	5,752	94,908
MFA Financial, Inc.
Series C, 6.500% (3 Month LIBOR USD + 5.345%), 03/31/2025 (f)(g)	2,775	48,840
Pebblebrook Hotel Trust
Series G, 6.375%, 05/13/2026 (a)(g)	6,770	123,214
Public Storage
Series M, 4.125%, 08/14/2025 (a)(g)	1,185	20,394
Sachem Capital Corp.
Series A, 7.750%, 06/29/2026 (a)(g)	6,770	126,938
6.000%, 12/30/2026 (h)	3,257	63,544
6.875%, 12/30/2024 (a)(h)	3,257	76,702
Vornado Realty Trust
Series N, 5.250%, 11/24/2025 (a)(g)	9,032	146,679
		1,268,511
Retail - 0.2%
Qurate Retail, Inc.
8.000%, 03/15/2031 (h)	671	22,989

Savings & Loans - 1.5%
New York Community Bancorp, Inc.
Series A., 6.375% (3 Month LIBOR USD + 3.821%), 03/17/2027 (f)(g)	7,861	170,662

Telecommunications - 1.9%
AT&T, Inc.
Series A, 5.000%, 12/12/2024 (a)(g)	1,321	24,240
Series C, 4.750%, 02/18/2025 (a)(g)	1,413	24,643
5.625%, 08/01/2067 (h)	3,257	73,934
Telephone and Data Systems, Inc.
Series UU, 6.625%, 03/31/2026 (a)(g)	6,770	99,654
		222,471
TOTAL PREFERRED STOCKS (Cost $14,841,439)		12,570,693

MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 4.08% (d)	83,084	83,084
TOTAL MONEY MARKET FUNDS (Cost $83,084)		83,084

	Number of
	Contracts (c)		Notional Value
PURCHASED OPTIONS - 0.4%
PURCHASED PUT OPTIONS - 0.4%
CBOE Mini S&P 500 Index
Expiration: January 2023, Exercise Price: $360 (i)	81	14,216	$2,916,000
Expiration: February 2023, Exercise Price: $350 (i)	63	15,183	2,205,000
Expiration: February 2023, Exercise Price: $360 (i)	81	21,465	2,916,000
TOTAL PURCHASED OPTIONS (Cost $69,932)		50,864

TOTAL INVESTMENTS (Cost $15,025,017) - 109.4%		12,729,709
Other Assets and Liabilities, Net - (9.4)%		(1,091,207)
NET ASSETS - 100.0%		$11,638,502

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange
CMT Constant Maturity Treasury Rate
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate

(a)
A portion or all of the security has been segregated or earmarked as collateral for written options. As of December 31, 2022, the value of these securities amounts to $4,686,257 or 40.3% of net assets.

(b) Foreign issued security.
(c) Each contract has a multiplier of 100.
(d) The rate shown is the seven-day yield at period end.
(e)
To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(f) Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2022.
(g) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer as of the date indicated.
(h) Security may be called/redeemed by the issuer as of an earlier date.
(i) Held in connection with a written option, see Schedule of Written Options for more detail.

Preferred-Plus ETF
Schedule of Written Options
December 31, 2022 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (10.2)%
WRITTEN PUT OPTIONS - (10.2)%
CBOE Mini S&P 500 Index
Expiration: January 2023, Exercise Price: $440	81	$441,369	$3,564,000
Expiration: February 2023, Exercise Price: $435	63	309,740	2,740,500
Expiration: February 2023, Exercise Price: $440	81	439,303	3,564,000
TOTAL WRITTEN OPTIONS (Premiums Received $1,184,830)		$1,190,412

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Closed-End Funds	$25,068	$-	$-	$25,068
Money Market Funds	83,084	-	-	83,084
Preferred Stock*	12,570,693	-	-	12,570,693
Purchased Options	-	50,864	-	50,864
Total Investments - Assets	$12,678,845	$50,864	$-	$12,729,709

Other Financial Instruments - Liabilities:
Written Put Options	$-	$1,190,412	$-	$1,190,412

* See the Schedule of Investments for industry classifications.